Consolidated statement of cash flows (USD $)	9 Months Ended
Mar. 31, 2014
Cash flows from operating activities:
Net income/(loss)	$ 2,833,843
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,620,372
Amortization of financing costs	800,806
Unrealized gain on derivatives	(2,623,456)
Unrealized exchange differences on cash and cash equivalents	(8,004)
Changes in operating assets and liabilities
Trade receivables	(1,966,746)
Prepaid expenses and other receivables	(343,047)
Due from related parties	(1,639,497)
Inventories	396,776
Trade accounts payable	1,799,616
Accrued expenses and deferred income	2,043,523
Due to related parties	(292,687)
Payments for drydocking costs	(385,077)
Net cash from operating activities	7,236,422
Cash flows from investing activities:
Payments for vessels and vessels under construction	(172,237,529)
Net payments to acquire Predecessor Businesses	(13,732,896)
Payments to acquire other fixed assets	(15,597)
Increase in restricted cash	(35,448,702)
Net cash used in investing activities	(221,434,724)
Cash flows from financing activities:
Repayment of long-term debt	(6,506,000)
Financing costs paid	(1,516,847)
Cash proceeds from common shares issuances	510,496,990
Payments relating to issuance costs	(9,152,050)
Net cash from/(used in) financing activities	493,322,093
Effects of exchange rates on cash and cash equivalents	8,004
Net increase/(decrease) in cash and cash equivalents	279,131,795
Cash and cash equivalents at the end of the period	279,131,795
Supplemental disclosure of cash flow information
Cash paid during the period for interest	1,242,500
Non cash consideration of shares issued to acquire Predecessor businesses and acquisitions of assets	$ 187,495,680